INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
 SEPARATE ACCOUNT I
COMBINED BALANCE SHEET
Six Months Ended June 30, 1998

ASSETS


Investments at Market Value (Notes 1 and 2):
   Portfolios of Putnam Variable Trust:

Putnam Variable Trust Money Market

 1,469,097 qualified shares              (cost  $1,469,097)       $1,469,097
 2,500,920 non-qualified shares          (cost  $2,500,920)        2,500,920

Putnam Variable Trust U.S. Government and High Quality Bond

 224,874 qualified shares                (cost  $3,012,060)        2,972,827
 489,777 non-qualified shares            (cost  $6,416,131)        6,474,847

Putnam Variable Trust Growth and Income

 726,367 qualified shares                (cost  $16,053,660)      19,902,451
 77,561 shares owned by Investors Life   (cost  $1,714,206)        2,125,179
 346,600 non-qualified shares            (cost  $7,520,857)        9,496,840
 77,678 shares owned by Investors Life   (cost  $1,685,525)        2,128,368

Putnam Variable Trust Voyager

 21,966 qualified shares                 (cost  $597,342)           948,066
 42,270 shares owned by Investors Life   (cost  $1,149,474)        1,824,376
 12,159 non-qualified shares             (cost  $327,839)           524,781
 42,013 shares owned by Investors Life   (cost  $1,132,782)        1,813,280

Total Assets                                                      $52,181,032


CONTRACT OWNERS' EQUITY

Contract Owners' Equity (Notes 3 and 6):


Putnam Variable Trust Money Market

 670,568 qualified accumulation           ($2.1908242 per unit)    $1,469,097
           units outstanding
 1,149,698 non-qualified accumulation     ($2.1752842 per unit)     2,500,920
           units outstanding

Putnam Variable Trust U.S. Government and High Quality Bond

 847,064 qualified accumulation           ($3.5095662 per unit)     2,972,827
           units outstanding
 1,856,369 non-qualified accumulation     ($3.4879093 per unit)     6,474,847
           units outstanding

Putnam Variable Trust Growth and Income

 2,392,560 qualified accumulation         ($8.3184750 per unit)    19,902,451
           units outstanding
 255,477 Investors Life equity            ($8.3184750 per unit)     2,125,179
 1,331,621 non-qualified accumulation     ($7.1317890 per unit)     9,496,840
           units outstanding
 298,434 Investors Life equity            ($7.1317890 per unit)     2,128,368

Putnam Variable Trust Voyager

 259,833 qualified accumulation           ($3.6487529 per unit)       948,066
           units outstanding
 500,000 Investors Life equity            ($3.6487529 per unit)     1,824,376
 144,705 non-qualified accumulation       ($3.6265602 per unit)       524,781
           units outstanding
 500,000 Investors Life equity            ($3.6265602 per unit)     1,813,280


Contract Owners' Equity                                           $52,181,032

The accompanying notes are an integral part of these financial statements



INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
SEPARATE ACCOUNT I
INDIVIDUAL STATEMENTS OF OPERATIONS
Six Months Ended June 30, 1998

                                           Putnam             Putnam
                                           Variable Trust     Variable Trust
                                           Money              Money
                                           Market             Market
                                           Qualified          Non-Qualified

Investment Income:
Dividends                                    $37,395           $59,104

Expenses:
Mortality risk and expense fees guarantees
 (Notes 1 and 3)                               8,722            13,733

Investment income - net                       28,673            45,371


Net Realized and Unrealized Gain (Loss)
 on Investments:
Net realized capital gain distributions            0                 0

Net realized gain (loss) on investments:
Proceeds from sale of shares                 155,621            95,867
Cost of shares sold                          155,621            95,867

Net realized gain (loss) on investments            0                 0

Net unrealized gain (loss) on investments          0                 0

Net realized and unrealized gain (loss)
 on invesestments                                  0                 0

Net Increase in Net Assets
 from Investment Operations                  $28,673           $45,371



                                         Putnam Variable    Putnam Variable
                                         Trust U.S.         Trust U.S.
                                         Govmt and High     Govmt and High
                                         Quality Bond       Quality Bond
                                         Qualified          Non-Qualified

Investment Income:
Dividends                                 $161,920          $363,023

Expenses:
Mortality risk and expense fees guarantees
(Notes 1 and 3)                             17,918            38,932

Investment income - net                    144,002           324,091


Net Realized and Unrealized Gain (Loss)
 on Investments:
Net realized capital gain distributions          0                 0

Net realized gain (loss) on investments:
Proceeds from sale of shares               461,035           466,941
Cost of shares sold                        417,126           426,752

Net realized gain (loss) on investments     43,909            40,189

Net unrealized gain (loss) on investments  (81,769)         (130,661)

Net realized and unrealized gain (loss)
 on investments                            (37,860)          (90,472)

Net Increase in Net Assets
from Investment Operations                $106,142          $233,619


                                         Putnam Variable     Putnam Variable
                                         Trust  Growth       Trust  Growth
                                         and Income          and Income
                                         Qualified           Non-Qualified

Investment Income:
Dividends                                  $822,998          $450,029

Expenses:
Mortality risk and expense fees guarantees
 (Notes 1 and 3)                            130,291            69,241

Investment income - net                     692,707           380,788


Net Realized and Unrealized Gain (Loss)
 on Investments:
Net realized capital gain distributions   1,899,116         1,038,467

Net realized gain (loss) on investments:
Proceeds from sale of shares              1,781,108           955,158
Cost of shares sold                       1,079,080           592,189

Net realized gain (loss) on investments     702,028           362,969

Net unrealized gain (loss) on
 investments                             (1,347,330)         (724,221)

Net realized and unrealized gain (loss)
 on investments                           1,253,814           677,215

Net Increase in Net Assets
from Investment Operations               $1,946,521        $1,058,003



                                            Putnam            Putnam
                                            Variable Trust    Variable Trust
                                            Voyager           Voyager
                                            Qualified *       Non-Qualified *

Investment Income:
Dividends                                     $5,815            $5,193

Expenses:
Mortality risk and expense fees guarantees
 (Notes 1 and 3)                              14,647            12,901

Investment income - net                       (8,832)           (7,708)


Net Realized and Unrealized Gain (Loss)
 on Investments:
Net realized capital gain distributions       141,877           126,718

Net realized gain (loss) on investments:
Proceeds from sale of shares                   44,461           148,160
Cost of shares sold                            24,542            83,956

Net realized gain (loss) on investments        19,919            64,204

Net unrealized gain (loss) on investments     224,411           144,282

Net realized and unrealized gain (loss)
 on investments                               386,207           335,204

Net Increase in Net Assets
from Investment Operations                   $377,375          $327,496


The accompanying notes are an integral part of these financial statements
* Includes shares owned by Investors Life




INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
 SEPARATE ACCOUNT I
INDIVIDUAL STATEMENTS OF CHANGES IN TOTAL ASSETS
Six Months Ended June 30, 1998

                                            Putnam           Putnam
                                            Variable Trust   Variable Trust
                                            Money            Money
                                            Market           Market
                                            Qualified        Non-Qualified

Investment Operations:
Investment income-net                       $28,673           $45,371
Realized capital gain distributions               0                 0
Net realized gain on investments                  0                 0
Net unrealized gain (loss) on investments         0                 0

Net increase (decrease) in net assets
 from investment operations                  28,673            45,371


Accumulation Unit Transactions:
Net contract considerations and transfers
 in (Note 3)                                124,161           266,303
Net contract surrenders and transfers
 out (Note 3)                              (151,841)          (65,349)
Benefit payments to annuitants               (3,009)          (17,351)

Net increase (decrease) from accumulation
 unit transactions                          (30,689)          183,603

Net (Decrease) Increase in Net Assets       ($2,016)         $228,974

Net Assets:
Net assets at December 31, 1997           1,471,113         2,271,946

Net assets at June 30, 1998              $1,469,097        $2,500,920


                                         Putnam Variable    Putnam Variable
                                         Trust U.S.         Trust U.S.
                                         Government and     Government and
                                         High Quality Bond  High Quality Bond
                                         Qualified          Non-Qualified

Investment Operations:
Investment income-net                         $144,002          $324,091
Realized capital gain distributions                  0                 0
Net realized gain on investments                43,909            40,189
Net unrealized gain (loss) on investments      (81,769)         (130,661)

Net increase (decrease) in net assets
 from investment operations                    106,142           233,619


Accumulation Unit Transactions:
Net contract considerations and transfers
 in (Note 3)                                   189,391            15,716
Net contract surrenders and transfers
 out (Note 3)                                 (449,225)         (380,400)
Benefit payments to annuitants                  (8,178)          (63,325)

Net increase (decrease) from accumulation
 unit transactions                            (268,012)         (428,009)

Net (Decrease) Increase in Net Assets        ($161,870)        ($194,390)

Net Assets:
Net assets at December 31, 1997              3,134,697         6,669,237

Net assets at June 30, 1998                 $2,972,827        $6,474,847



                                         Putnam Variable   Putnam Variable
                                         Trust  Growth     Trust  Growth
                                         and Income        and Income
                                         Qualified         Non-Qualified

Investment Operations:
Investment income-net                       $692,707          $380,788
Realized capital gain distributions        1,899,116         1,038,467
Net realized gain on investments             702,028           362,969
Net unrealized gain (loss)
 on investments                           (1,347,330)         (724,221)

Net increase in net assets from
 investment operations                     1,946,521         1,058,003


Accumulation Unit Transactions:
Net contract considerations and transfers
 in (Note 3)                                 511,817            13,531
Net contract surrenders and transfers
 out (Note 3)                             (1,852,370)         (821,766)
Benefit payments to annuitants               (54,186)          (66,013)

Net increase (decrease) from accumulation
 unit transactions                        (1,394,739)         (874,248)

Net (Decrease) Increase in Net Assets       $551,782          $183,755

Net Assets:
Net assets at December 31, 1997           21,475,848        11,441,453

Net assets at June 30, 1998              $22,027,630       $11,625,208



                                            Putnam            Putnam
                                            Variable Trust    Variable Trust
                                            Voyager           Voyager
                                            Qualified *       Non-Qualified *

Investment Operations:
Investment income-net                         ($8,832)          ($7,708)
Realized capital gain distributions           141,877           126,718
Net realized gain on investments               19,919            64,204
Net unrealized gain (loss) on investments     224,411           144,282

Net increase in net assets from investment
 operations                                   377,375           327,496


Accumulation Unit Transactions:
Net contract considerations and transfers
 in (Note 3)                                  125,467           106,456
Net contract surrenders and transfers
 out (Note 3)                                 (36,624)         (131,315)
Benefit payments to annuitants                   (203)                0

Net increase (decrease) from accumulation
 unit transactions                             88,640           (24,859)

Net (Decrease) Increase in Net Assets        $466,015          $302,637

Net Assets:
Net assets at December 31, 1997             2,306,427         2,035,424

Net assets at June 30, 1998                $2,772,442        $2,338,061

* Includes shares owned by Investors Life

Year Ended December 31, 1997

                                            Putnam            Putnam
                                            Variable Trust    Variable Trust
                                            Money             Money
                                            Market            Market
                                            Qualified         Non-Qualified
Investment Operations:
Investment income-net                         $62,277           $95,862
Realized capital gain distributions                 0                 0
Net realized gain (loss) on investments             0                 0
Net unrealized gain (loss) on investments           0                 0

Net increase (decrease) in net assets
 from investment operations                    62,277            95,862


Accumulation Unit Transactions:
Net contract considerations and transfers
 in (Note 3)                                  100,446            34,793
Net contract surrenders and transfers
 out (Note 3)                                (440,229)         (465,907)
Benefit payments to annuitants                 (2,159)          (36,608)

Net increase (decrease) from accumulation
unit transactions                            (341,942)         (467,722)

Net Increase (Decrease) in Net Assets       ($279,665)        ($371,860)

Net Assets:
Net assets at December 31, 1996             1,750,778         2,643,806

Net assets at December 31, 1997            $1,471,113        $2,271,946


                                        Putnam Variable    Putnam Variable
                                        Trust U.S.         Trust U.S.
                                        Government and     Government and
                                        High Quality Bond  High Quality Bond
                                        Qualified          Non-Qualified
Investment Operations:
Investment income-net                        $214,909          $390,590
Realized capital gain distributions                 0                 0
Net realized gain (loss) on investments        95,026           103,799
Net unrealized gain (loss) on investments     (50,657)            1,802

Net increase (decrease) in net assets
 from investment operations                   259,278           496,191


Accumulation Unit Transactions:
Net contract considerations and transfers
 in (Note 3)                                   23,639           145,621
Net contract surrenders and transfers
 out (Note 3)                              (1,310,074)       (1,422,542)
Benefit payments to annuitants                 (5,189)          (55,995)

Net increase (decrease) from accumulation
 unit transactions                         (1,291,624)       (1,332,916)

Net Increase (Decrease) in Net Assets     ($1,032,346)        ($836,725)

Net Assets:
Net assets at December 31, 1996             4,167,043         7,505,962

Net assets at December 31, 1997            $3,134,697        $6,669,237



                                          Putnam Variable   Putnam Variable
                                          Trust  Growth     Trust  Growth
                                          and Income        and Income
                                          Qualified         Non-Qualified
Investment Operations:
Investment income-net                       $357,791          $189,484
Realized capital gain distributions          820,977           433,146
Net realized gain (loss) on investments    1,486,456           589,042
Net unrealized gain (loss) on investments  1,749,996         1,104,254

Net increase (decrease) in net assets
 from investment operations                4,415,220         2,315,926


Accumulation Unit Transactions:
Net contract considerations and transfers
 in (Note 3)                                 634,334           130,374
Net contract surrenders and transfers
 out (Note 3)                             (3,900,090)       (1,537,206)
Benefit payments to annuitants               (14,478)         (119,771)

Net increase (decrease) from accumulation
 unit transactions                        (3,280,234)       (1,526,603)

Net Increase (Decrease) in Net Assets     $1,134,986          $789,323

Net Assets:
Net assets at December 31, 1996           20,340,862        10,652,130

Net assets at December 31, 1997          $21,475,848       $11,441,453


                                              Putnam           Putnam
                                              Variable Trust   Variable Trust
                                              Voyager          Voyager
                                              Qualified *      Non-Qualified *
Investment Operations:
Investment income-net                           ($18,840)         ($16,213)
Realized capital gain distributions               87,856            71,570
Net realized gain (loss) on investments           59,862            30,400
Net unrealized gain (loss) on investments        355,156           323,702

Net increase (decrease) in net assets
 from investment operations                      484,034           409,459


Accumulation Unit Transactions:
Net contract considerations and transfers
 in (Note 3)                                      87,480           105,653
Net contract surrenders and transfers
 out (Note 3)                                   (139,414)          (57,462)
Benefit payments to annuitants                         0                 0

Net increase (decrease) from accumulation
 unit transactions                               (51,934)           48,191

Net Increase (Decrease) in Net Assets           $432,100          $457,650

Net Assets:
Net assets at December 31, 1996                1,874,327         1,577,774

Net assets at December 31, 1997               $2,306,427        $2,035,424

* Includes shares owned by Investors Life

             INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA

                          SEPARATE ACCOUNT I

                    NOTES TO FINANCIAL STATEMENTS
                            June 30, 1998




Note 1. Organization

Investors Life Insurance Company of North America ("Investors Life") established Investors Life Insurance Company of North America - Separate Account I (the "Separate Account") as a unit investment trust registered under the Investment Company Act of 1940, as amended. Operations of the Separate Account commenced on September 15, 1982. The Separate Account currently has four Divisions each corresponding to a portfolio of Putnam Variable Trust (formerly known as Putnam Capital Manager Trust). Prior to the substitution of shares of Putnam Variable Trust for shares of CIGNA Annuity Funds Group as the underlying funding vehicle for the Separate Account (the "Substitution"), the Separate Account contained five divisions. The Substitution was effective as of April 18, 1995, following approvals of the Substitution by the U.S. Securities and Exchange Commission and the contractholders having their contract values determined by the affected portfolios of the CIGNA Annuity Funds Group. In connection with the Substitution, the Equity Division was merged with the Growth and Income Division; thereafter, the Equity Division was renamed the Growth and Income Division II. Each Division contains two subdivisions, one for the allocation of tax qualified and one for the allocation of non-tax qualified net payments made under variable annuity contracts.

Net purchase payments to the Separate Account may be allocated to one or more of the following classes of shares of the Putnam Variable Trust: Putnam Variable Trust Money Market Fund, Putnam Variable Trust U.S. Government and High Quality Bond Fund, Putnam Variable Trust Growth and Income Fund or Putnam Variable Trust Voyager Fund. The contract owners' equity of each subdivision of the Separate Account is affected by the investment results of the appropriate portfolio(s) of shares of Putnam Variable Trust designated for the subdivision and the mortality risk and expense fees guarantees assessed on the Separate Account assets (See Note
3), and the administrative charge deductions.

Under the current provisions of the Internal Revenue Code (the "Code"), transfers of contract values from one division of the Separate Account to another division are not subject to current taxation. There can be no assurance that future changes in the Code will subject such transfers to current taxation.


Note 2. Significant Accounting Policies

Following is a summary of the significant accounting policies of the Separate Account:

(a) the market value of the investments is based on closing bid prices (net asset value) at June 30, 1998; (b) investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date; (c) the cost of investments sold is determined on the specific identification method. See Notes 4 and 5 with respect to income taxes.

Note 3. Contract Owner Transactions

Net contract considerations represent gross contributions under variable annuity contracts less deductions by Investors Life for any applicable premium taxes. Net contract considerations for the six-months ended June 30, 1998, were $111,538 after deductions for premium taxes of $0. Contract owners have limited rights to transfer their contract values between Separate Account Divisions. For the six-months ended June 30, 1998, the total of all transfers was $0. Contract surrender benefits amounted to $3,258,614. Annuity benefits amounted to $212,264. Investors Life charges a fee to each Separate Account subdivision for assuming the mortality risk and expense fees guarantees. The daily equivalent of the annual charge of 1.2% is made against the average net value of the Separate Account.

Note 4. Income Taxes

Investors Life is taxed as a life insurance company under the Code. The Separate Account is taxed as a part of Investors Life. Under the current provisions of the Code, no federal income taxes are payable by Investors Life with respect to the operations of the Separate Account when such operations are used to determine the contract values of the Separate Account. Investors Life retains the right to make adjustments for taxes to Separate Account assets should future changes in the Internal Revenue Code so warrant.

Note 5. Diversification Requirements

Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under section
817(h) of the Code. Investors Life believes that the Separate
Account satisfies the current requirements of the regulations.




Note 6.  Accumulation Unit Transactions

The changes in the number of accumulation units
(the measure of ownership in the Separate Account) during the six months of 1998 and units outstanding at June 30, 1998 were as follows:


                                                    Putnam        Putnam
                                                   Variable      Variable
                                                    Trust         Trust
                                                    Money         Money
                                                    Market        Market
                                                  Qualified    Non-Qualified


Units outstanding at December 31, 1997...........    684,786     1,065,062

Units purchased and transfers in.................     37,658       123,169

Benefits, surrenders and transfers out...........    (51,876)      (38,533)

Units outstanding at June 30, 1998...............    670,568     1,149,698

                                                   Putnam        Putnam
                                                   Variable      Variable
                                                  Trust U.S.    Trust U.S.
                                                  Government    Government
                                                   and High      and High
                                                 Quality Bond  Quality Bond
                                                  Qualified    Non-Qualified


Units outstanding at December 31, 1997...........    920,186     1,981,587

Units purchased and transfers in.................     24,143         4,573

Benefits, surrenders and transfers out...........    (97,265)     (129,791)

Units outstanding at June 30, 1998...............    847,064     1,856,369



                                                   Putnam        Putnam
                                                   Variable      Variable
                                                 Trust  Growth Trust  Growth
                                                  and Income    and Income
                                                  Qualified    Non-Qualified


Units outstanding at December 31, 1997...........  2,818,975     1,753,068

Units purchased and transfers in.................    103,259         1,915

Benefits, surrenders and transfers out...........   (274,197)     (124,928)

Units outstanding at June 30, 1998...............  2,648,037     1,630,055



                                                    Putnam        Putnam
                                                  Variable       Variable
                                                    Trust         Trust
                                                   Voyager       Voyager
                                                 Qualified *   Non-Qualified *


Units outstanding at December 31, 1997...........    738,882       653,214

Units purchased and transfers in.................     36,361        30,586

Benefits, surrenders and transfers out...........    (15,410)      (39,095)

Units outstanding at June 30, 1998...............    759,833       644,705

* Includes shares owned by Investors Life



The accumulation units for six of the subdivisions include units applicable to contract owners who are "on benefit annuitants."
At June 30, 1998 the number of accumulation units, the aggregate value of the subdivisions' equity and the number of monthly annuity units and value per unit of "on benefit annuitants" are as follows:


                                                 Accumulation   Aggregate
                                                    Units         Value

Putnam Variable Trust Money Market, Qualified....     43,050       $94,315
Putnam Variable Trust Money Market, Non-Qualified    158,740      $345,305
Putnam Variable Trust Growth and Income II, Quali    130,379    $1,084,554
Putnam Variable Trust Growth and Income II, Non-Q     97,404      $694,665
Putnam Variable Trust U.S. Government and High Qu     82,608      $289,918
Putnam Variable Trust U.S. Government and High Qu    187,523      $654,063
Putnam Variable Trust Voyager, Qualified.........     31,481      $114,866



                                                   Monthly       Annuity
                                                 Annuity Units  Unit Value

Putnam Variable Trust Money Market, Qualified....        774    $0.8243701
Putnam Variable Trust Money Market, Non-Qualified      3,958    $0.8248195
Putnam Variable Trust Growth and Income II, Quali      4,883    $1.9300020
Putnam Variable Trust Growth and Income II, Non-Q      5,706    $2.0711915
Putnam Variable Trust U.S. Government and High Qu      1,466    $1.4122127
Putnam Variable Trust U.S. Government and High Qu      4,707    $1.4174415
Putnam Variable Trust Voyager, Qualified.........        462    $1.0563484